UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7396

Managed High Income Portfolio Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28,
Date of reporting period: May 31, 2006

MANAGED HIGH INCOME PORTFOLIO INC.

FORM N-Q MAY 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited)	May 31, 2006
Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 94.1%
Aerospace & Defense — 1.1%
$595,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$585,331
		DRS Technologies Inc., Senior Subordinated Notes:
480,000	B+	6.625% due 2/1/16	468,000
1,075,000	B	7.625% due 2/1/18	1,091,125
870,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	804,750
395,000	B-	TransDigm Inc., Senior Subordinated Notes, 8.375% due 7/15/11	420,675
		Total Aerospace & Defense	3,369,881
Airlines — 1.5%
500,000	B+	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C,
		7.800% due 4/1/08	501,353
		Continental Airlines Inc., Pass-Through Certificates:
203,142	B+	Series 2000-2, Class C, 8.312% due 4/2/11	192,898
1,200,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	1,197,565
		United Airlines Inc., Pass-Through Certificates:
581,502	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	587,680
1,443,358	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	1,463,110
		Series 2001-1:
275,000	NR	Class B, 6.932% due 9/1/11 (a)	280,672
630,000	NR	Class C, 6.831% due 9/1/08 (a)	605,194
		Total Airlines	4,828,472
Auto Components — 1.2%
415,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	421,225
735,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750%
		due 11/1/13	709,275
375,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	418,125
600,000	B	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due
		7/15/13	663,000
		TRW Automotive Inc.:
540,000	BB-	Senior Notes, 9.375% due 2/15/13	584,550
163,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	181,337
1,005,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	939,675
		Total Auto Components	3,917,187
Automobiles — 2.6%
		Ford Motor Co.:
5,765,000	BB-	Notes, 7.450% due 7/16/31	4,208,450
225,000	BB-	Senior Notes, 4.950% due 1/15/08	210,990
		General Motors Corp.:
		Senior Debentures:
1,200,000	B	8.250% due 7/15/23	909,000
2,220,000	B	8.375% due 7/15/33	1,695,525
1,325,000	B	Senior Notes, 7.125% due 7/15/13	1,043,438
		Total Automobiles	8,067,403
Beverages — 0.2%
530,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	533,975
Building Products — 1.5%
		Associated Materials Inc.:
2,300,000	CCC	Senior Discount Notes, step bond to yield 10.559% due 3/1/14	1,449,000
955,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	993,200
149,000	B-	Goodman Global Holding Co. Inc., Senior Subordinated Notes, Series B,
		7.491% due 6/15/12 (b)	151,235
345,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	370,875

See Notes to Schedule of Investments.

1

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Face Amount	Rating‡	Security	Value
Building Products — 1.5% (continued)
$1,865,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	$1,883,650
		Total Building Products	4,847,960
Capital Markets — 0.6%
1,008,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due
		6/15/14	1,111,320
		E*TRADE Financial Corp., Senior Notes:
85,000	B+	7.375% due 9/15/13	86,488
800,000	B+	7.875% due 12/1/15	836,000
		Total Capital Markets	2,033,808
Chemicals — 2.4%
615,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	648,825
1,450,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,576,875
825,000	B+	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	787,875
525,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	549,937
1,425,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,574,625
420,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	460,950
1,715,000	B-	Montell Finance Co. BV, 8.100% due 3/15/27 (c)	1,605,669
325,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	314,438
		Total Chemicals	7,519,194
Commercial Services & Supplies — 1.7%
1,450,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due
		7/15/11	1,464,500
150,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 9.250% due 9/1/12	160,688
950,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,084,187
800,000	B-	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	776,000
1,180,000	B-	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	1,268,500
630,000	BB-	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (c)	597,047
		Total Commercial Services & Supplies	5,350,922
Communications Equipment — 1.4%
3,650,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	3,198,312
1,225,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,145,375
		Total Communications Equipment	4,343,687
Computers & Peripherals — 0.4%
		SunGard Data Systems Inc.:
600,000	B-	Senior Notes, 9.125% due 8/15/13 (c)	632,250
495,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15 (c)	519,750
		Total Computers & Peripherals	1,152,000
Consumer Finance — 3.7%
		Ford Motor Credit Co., Notes:
480,000	BB-	6.625% due 6/16/08	454,810
650,000	BB-	7.875% due 6/15/10	600,207
635,000	BB-	7.000% due 10/1/13	548,515
		General Motors Acceptance Corp.:
7,790,000	BB	Bonds, 8.000% due 11/1/31	7,336,155
2,790,000	BB	Notes, 6.875% due 8/28/12	2,596,589
		Total Consumer Finance	11,536,276
Containers & Packaging — 3.2%
650,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	708,500
580,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	594,500
1,675,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500%
		due 8/15/13	1,691,750

See Notes to Schedule of Investments.

2

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Face Amount	Rating‡	Security	Value
Containers & Packaging — 3.2% (continued)
$1,725,000	CCC+	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	$1,630,125
500,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	523,750
		Owens-Brockway Glass Container Inc.:
925,000	B	Senior Notes, 6.750% due 12/1/14	881,062
1,660,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	1,722,250
570,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	574,275
260,000	NR	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	275,600
425,000	CC	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	269,875
935,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)	965,181
175,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	157,500
		Total Containers & Packaging	9,994,368
Diversified Consumer Services — 1.7%
755,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes,
		8.750% due 6/1/14 (c)	758,775
		Hertz Corp.:
425,000	B	Senior Notes, 8.875% due 1/1/14 (c)	444,125
2,105,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (c)	2,289,187
		Service Corp. International:
740,000	BB	Debentures, 7.875% due 2/1/13	751,100
1,030,000	BB	Senior Notes, 6.500% due 3/15/08	1,032,575
		Total Diversified Consumer Services	5,275,762
Diversified Financial Services — 2.2%
		Alamosa Delaware Inc.:
584,000	A-	Senior Discount Notes, 12.000% due 7/31/09	627,800
975,000	A-	Senior Notes, 11.000% due 7/31/10	1,079,812
265,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	266,325
1,450,000	B-	CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	1,399,250
130,000	CCC+	CitiSteel USA Inc., Notes, 12.480% due 9/1/10 (b)(c)	134,875
1,290,000	B+	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125%
		due 6/15/12	1,425,450
418,000	B	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior
		Secured Notes, 9.000% due 7/15/14	434,720
625,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500%
		due 4/15/14 (c)	634,375
300,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	284,250
650,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (c)	645,125
100,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	107,000
		Total Diversified Financial Services	7,038,982
Diversified Telecommunication Services — 6.3%
1,000,000	A	AT&T Corp., Senior Notes, 8.000% due 11/15/31	1,155,516
		Cincinnati Bell Inc.:
1,060,000	B-	7.000% due 2/15/15	1,030,850
110,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	111,650
965,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	1,018,075
940,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(d)(e)	0
2,200,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B,
		12.500% due 5/1/15	2,367,750
400,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	421,500
1,475,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 8.596% due 2/1/15 (c)	1,073,062
		Intelsat Subsidiary Holding Co., Ltd., Senior Notes:
550,000	B+	9.614% due 1/15/12 (b)	560,312
150,000	B+	8.625% due 1/15/15	152,625
720,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (c)	747,000
525,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	500,063

See Notes to Schedule of Investments.

3

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Face Amount	Rating‡	Security	Value
Diversified Telecommunication Services — 6.3% (continued)
$250,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	$252,500
429,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	447,233
		Qwest Communications International Inc., Senior Notes:
125,000	B	7.500% due 2/15/14	125,000
350,000	B	Series B, 7.500% due 2/15/14	348,250
		Qwest Corp.:
170,000	BB	Debentures, 7.500% due 6/15/23	163,200
2,880,000	BB	Notes, 8.875% due 3/15/12	3,103,200
1,260,000	A	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	1,229,328
2,545,000	B-	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due
		3/15/13 (c)	2,411,387
2,550,000	B-	Wind Acquisition Finance SA, 10.750% due 12/1/15 (c)	2,760,375
		Total Diversified Telecommunication Services	19,978,876
Electric Utilities — 2.5%
		Edison Mission Energy, Senior Notes:
1,055,000	B+	10.000% due 8/15/08	1,148,631
475,000	B+	7.730% due 6/15/09	486,875
1,775,000	B+	9.875% due 4/15/11	2,087,844
449,441	B+	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due
		1/2/16	482,306
1,100,000	B-	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	1,119,250
1,395,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,579,838
915,000	B	Reliant Energy Inc., Senior Secured Notes, 9.250% due 7/15/10	927,581
		Total Electric Utilities	7,832,325
Electrical Equipment — 0.4%
1,240,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	1,261,012
Energy Equipment & Services — 1.8%
1,645,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,967,315
352,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	355,520
1,025,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	1,094,187
1,960,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,154,918
		Total Energy Equipment & Services	5,571,940
Food & Staples Retailing — 0.3%
920,000	BB+	Delhaize America Inc., 9.000% due 4/15/31	1,035,949
Food Products — 1.8%
250,000	BB	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	263,125
		Ahold Lease USA Inc., Pass-Through Certificates:
1,231,706	BB+	Series 2001 A-1, 7.820% due 1/2/20	1,256,600
175,000	BB+	Series 2001 A-2, 8.620% due 1/2/25	183,198
600,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	577,500
675,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	707,062
1,075,000	NR	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	1,174,760
1,494,000	B	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	1,469,722
		Total Food Products	5,631,967
Health Care Providers & Services — 4.7%
1,450,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,555,125
825,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due
		12/15/12	795,094
		DaVita Inc.:
725,000	B	Senior Notes, 6.625% due 3/15/13	700,531
975,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	955,500

See Notes to Schedule of Investments.

4

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Face Amount	Rating‡	Security	Value
Health Care Providers & Services — 4.7% (continued)
$700,000	B	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due
		5/1/14	$735,000
		HCA Inc.:
1,345,000	BB+	Debentures, 7.500% due 11/15/95	1,137,462
		Notes:
725,000	BB+	6.375% due 1/15/15	690,438
690,000	BB+	7.690% due 6/15/25	658,476
535,000	BB+	7.500% due 11/6/33	501,875
1,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
		8.750% due 6/15/14	1,702,219
750,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	731,250
150,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	166,500
		Tenet Healthcare Corp., Senior Notes:
1,775,000	B	7.375% due 2/1/13	1,650,750
2,795,000	B	9.875% due 7/1/14	2,857,888
		Total Health Care Providers & Services	14,838,108
Hotels, Restaurants & Leisure — 4.4%
		Caesars Entertainment Inc., Senior Subordinated Notes:
800,000	BB+	8.875% due 9/15/08	848,000
1,530,000	BB+	8.125% due 5/15/11	1,637,100
875,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	888,125
		Herbst Gaming Inc., Senior Subordinated Notes:
1,350,000	B-	8.125% due 6/1/12	1,393,875
275,000	B-	7.000% due 11/15/14	272,250
		Hilton Hotels Corp.:
425,000	BB	Notes, 7.625% due 12/1/12	445,406
890,000	BB	Senior Notes, 7.950% due 4/15/07	908,926
1,510,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due
		11/15/10	1,623,250
630,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	667,800
1,300,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,228,500
415,000	B+	Mandalay Resort Group, Senior Subordinated, Debentures, 7.625% due
		7/15/13	422,781
1,200,000	BB	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	1,185,000
120,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	128,700
825,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	798,187
450,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	437,063
1,100,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due
		12/15/10 (c)	1,135,750
		Total Hotels, Restaurants & Leisure	14,020,713
Household Durables — 2.4%
120,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	122,400
115,000	BB	Beazer Homes USA Inc., Senior Notes, 6.875% due 7/15/15	109,250
685,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	714,881
1,200,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,324,500
1,460,000	BB	K Hovnanian Enterprises, Senior Notes, 7.500% due 5/15/16	1,408,626
815,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	854,731
400,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000%
		due 11/1/11	418,000
340,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step
		bond to yield 12.459% due 9/1/12	287,300
1,035,000	BB+	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	1,093,248
800,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	836,000

See Notes to Schedule of Investments.

5

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Face Amount	Rating‡	Security	Value
Household Durables — 2.4% (continued)
$525,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	$535,500
		Total Household Durables	7,704,436
Household Products — 0.5%
860,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	752,500
710,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (c)	702,900
		Total Household Products	1,455,400
Independent Power Producers & Energy Traders — 3.1%
360,000	B+	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	360,985
		AES Corp.:
		Senior Notes:
2,330,000	B	9.500% due 6/1/09	2,504,750
280,000	B	8.875% due 2/15/11	299,250
250,000	B	7.750% due 3/1/14	257,500
280,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (c)	304,500
1,500,000	B-	Dynegy Holdings Inc., Senior Notes, 8.375% due 5/1/16 (c)	1,500,000
		Edison Mission Energy, Senior Notes:
175,000	B+	7.500% due 6/15/13 (c)	174,125
1,000,000	B1(f)	7.750% due 6/15/16 (c)	995,000
		NRG Energy Inc., Senior Notes:
575,000	B-	7.250% due 2/1/14	576,438
2,730,000	B-	7.375% due 2/1/16	2,740,237
		Total Independent Power Producers & Energy Traders	9,712,785
Industrial Conglomerates — 0.6%
745,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (d)	670,500
700,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	724,500
400,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	427,000
		Total Industrial Conglomerates	1,822,000
Insurance — 0.5%
550,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	577,500
1,015,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	1,054,953
		Total Insurance	1,632,453
Internet & Catalog Retail — 0.2%
510,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	507,450
IT Services — 0.4%
1,100,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	1,135,750
Machinery — 1.2%
100,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	106,750
950,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (c)	1,035,500
950,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,042,625
850,000	B	Mueller Holdings Inc., Discount Notes, step bond to yield 14.972% due
		4/15/14	718,250
700,000	B	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	741,125
		Total Machinery	3,644,250
Media — 13.1%
1,115,000	B-	Affinion Group Inc., 10.125% due 10/15/13 (c)	1,159,600
		AMC Entertainment Inc.:
310,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	320,850
1,425,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16 (c)	1,546,125
2,380,699	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	2,410,458
1,425,000	CCC-	CCH I Holdings LLC, Senior Accreting Notes, 13.500% due 1/15/14	940,500

See Notes to Schedule of Investments.

6

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Face Amount	Rating‡	Security	Value
Media — 13.1% (continued)
$1,775,000	CCC-	CCH I Holdings LLC/CCH I Holding Capital Corp., Senior Accreting Notes,
		11.750% due 5/15/14	$1,127,125
3,340,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	2,889,100
		CSC Holdings Inc.:
		Senior Debentures:
15,000	B+	7.875% due 2/15/18	15,188
1,465,000	B+	7.625% due 7/15/18	1,465,000
		Senior Notes:
450,000	B+	7.250% due 4/15/12 (c)	442,688
		Series B:
725,000	B+	8.125% due 7/15/09	746,750
420,000	B+	7.625% due 4/1/11	424,200
422,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B,
		12.125% due 11/15/12	477,915
855,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes,
		Series B, 9.875% due 8/15/13	936,225
		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
942,000	BB-	8.375% due 3/15/13	1,002,053
475,000	BB-	6.375% due 6/15/15	448,875
		EchoStar DBS Corp., Senior Notes:
1,900,000	BB-	6.625% due 10/1/14	1,800,250
1,275,000	BB-	7.125% due 2/1/16 (c)	1,227,187
1,425,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.234%
		due 10/15/13	1,204,125
1,585,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due
		2/15/11	1,691,987
990,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (c)	1,064,250
1,260,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due
		6/15/13	1,354,500
1,500,000	B	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes,
		11.000% due 7/15/13	1,586,250
1,425,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	1,337,719
980,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	943,250
635,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (c)	647,700
		R.H. Donnelley Corp.:
		Senior Discount Notes:
375,000	B	Series A-1, 6.875% due 1/15/13 (c)	345,000
700,000	B	Series A-2, 6.875% due 1/15/13 (c)	644,000
1,775,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (c)	1,792,750
300,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due
		12/15/12 (c)	331,500
895,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	939,750
		Rainbow National Services LLC:
1,555,000	B+	Senior Notes, 8.750% due 9/1/12 (c)	1,656,075
210,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (c)	235,725
1,155,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	1,130,456
1,780,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due
		3/15/12	1,831,175
1,300,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,387,556
1,500,000	CCC+	WDAC Subsidiary Corp., Senior Notes, 8.375% due 12/1/14 (c)	1,479,375
358,000	NR	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due
		8/1/11	378,721
		Total Media	41,361,953
Metals & Mining — 1.3%
1,275,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	1,399,312
105,000	B	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	117,338

See Notes to Schedule of Investments.

7

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Face Amount	Rating‡	Security	Value
Metals & Mining — 1.3% (continued)
$1,010,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (c)	$1,131,200
780,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	881,859
540,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (c)	581,850
		Total Metals & Mining	4,111,559
Multi-Utilities — 0.1%
330,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	354,288
Multiline Retail — 1.8%
		J.C. Penney Co. Inc., Notes:
1,400,000	BBB-	8.000% due 3/1/10	1,499,340
1,323,000	BBB-	9.000% due 8/1/12	1,518,723
1,675,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due
		10/15/15 (c)	1,771,313
722,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	794,200
		Total Multiline Retail	5,583,576
Office Electronics — 0.5%
1,475,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	1,513,719
Oil, Gas & Consumable Fuels — 8.2%
675,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior
		Notes, 10.000% due 6/1/12	732,375
		Chesapeake Energy Corp., Senior Notes:
2,175,000	BB	6.625% due 1/15/16	2,093,437
950,000	BB	6.250% due 1/15/18	888,250
682,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	725,478
4,175,000	B	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	4,112,375
900,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	882,000
1,275,000	B+	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	1,329,188
350,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	360,500
595,000	BB+	Kerr-McGee Corp., 6.950% due 7/1/24	588,269
560,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (c)	544,600
440,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	440,000
1,325,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B,
		8.750% due 7/1/12	1,391,250
		Pogo Producing Co., Senior Subordinated Notes:
1,220,000	B+	6.875% due 10/1/17	1,159,000
310,000	B+	Series B, 8.250% due 4/15/11	323,175
60,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14 (c)	59,100
1,625,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,637,187
1,420,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,512,300
725,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	768,728
650,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	630,500
		Williams Cos. Inc.:
		Notes:
1,825,000	BB-	7.875% due 9/1/21	1,902,562
2,265,000	BB-	8.750% due 3/15/32	2,548,125
1,025,000	BB-	Senior Notes, 7.625% due 7/15/19	1,063,438
		Total Oil, Gas & Consumable Fuels	25,691,837
Paper & Forest Products — 1.5%
690,000	B+	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	602,025
1,590,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due
		6/15/14	1,621,800
600,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	489,000
115,000	B	Georgia-Pacific Corp., Debentures, 9.500% due 12/1/11	123,625
1,560,000	CCC+	NewPage Corp., Senior Subordinated Notes, 12.000% due 5/1/13	1,677,000

See Notes to Schedule of Investments.

8

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Face Amount	Rating‡	Security	Value
Paper & Forest Products — 1.5% (continued)
$305,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (c)	$305,000
		Total Paper & Forest Products	4,818,450
Personal Products — 0.6%
350,000	CCC	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	288,750
1,520,000	B	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	1,599,800
		Total Personal Products	1,888,550
Pharmaceuticals — 0.3%
1,120,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,100,400
Real Estate Investment Trusts (REITs) — 0.9%
		Host Marriott LP, Senior Notes:
375,000	BB-	7.125% due 11/1/13	378,750
20,000	BB-	6.750% due 6/1/16 (c)	19,525
510,000	BB-	Series I, 9.500% due 1/15/07	522,112
350,000	BB-	Series O, 6.375% due 3/15/15	335,125
860,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12 (c)	829,900
575,000	BB	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 1/15/16	552,719
255,000	BB+	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	247,988
		Total Real Estate Investment Trusts (REITs)	2,886,119
Road & Rail — 0.7%
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes:
710,000	BB-	7.576% due 5/15/14 (b)(c)	724,200
70,000	BB-	7.750% due 5/15/16 (c)	70,700
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
200,000	B-	10.250% due 6/15/07	208,000
1,005,000	B-	9.375% due 5/1/12	1,075,350
60,000	B-	12.500% due 6/15/12	66,600
		Total Road & Rail	2,144,850
Semiconductors & Semiconductor Equipment — 0.8%
1,335,000	CCC	Amkor Technology Inc., Senior Subordinated Notes, 10.500% due 5/1/09	1,365,038
1,265,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	1,106,875
		Total Semiconductors & Semiconductor Equipment	2,471,913
Specialty Retail — 1.2%
510,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due
		6/15/12	521,475
		AutoNation Inc., Senior Notes:
270,000	BB+	7.045% due 4/15/13 (b)(c)	274,050
335,000	BB+	7.000% due 4/15/14 (c)	335,000
620,000	B	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12 (c)	558,000
1,525,000	B-	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	1,471,625
835,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes,
		6.875% due 12/15/13	793,250
		Total Specialty Retail	3,953,400
Textiles, Apparel & Luxury Goods — 1.2%
		Levi Strauss & Co., Senior Notes:
1,075,000	B-	9.750% due 1/15/15	1,115,313
400,000	B-	8.875% due 4/1/16 (c)	395,000
750,000	B	Russell Corp., Senior Notes, 9.250% due 5/1/10	783,750
2,000,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 8.893% due 12/15/14	1,415,000
		Total Textiles, Apparel & Luxury Goods	3,709,063

See Notes to Schedule of Investments.

9

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Face Amount	Rating‡	Security	Value
Thrifts & Mortgage Finance — 1.1%
$3,200,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	$3,376,000
Wireless Telecommunication Services — 4.3%
1,525,000	A-	IWO Holdings Inc., Senior Secured Notes, 8.818% due 1/15/12 (b)	1,589,812
		New Cingular Wireless Services Inc.:
2,350,000	A	Notes, 8.125% due 5/1/12	2,608,594
2,700,000	A	Senior Notes, 7.875% due 3/1/11	2,930,391
50,000	A-	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	50,998
370,000	B+	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	382,487
		Sprint Capital Corp.:
3,400,000	A-	Notes, 8.750% due 3/15/32	4,149,493
1,975,000	A-	Senior Notes, 6.875% due 11/15/28	1,997,278
		Total Wireless Telecommunication Services	13,709,053
		TOTAL CORPORATE BONDS & NOTES (Cost — $286,776,929)	296,270,021
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
6,296,588	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due
		3/15/19 (a) (d)(e) (Cost — $6,995,540)	0
LOAN PARTICIPATION — 1.0%
United States — 1.0%
3,000,000		UPC Broadband Holding B.V. Term Loan, 7.108% due 3/15/13 (Toronto
		Dominion) (b)(g) (Cost — $3,000,000)	3,012,990
SOVEREIGN BOND — 0.2%
Brazil — 0.2%
600,000	BB	Federative Republic of Brazil, Collective Action Securities Notes, 8.000% due
		1/15/18 (Cost — $624,937)	625,800
Shares
COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.2%
Household Durables — 0.2%
2,821,127		Home Interiors of Gifts Inc. (d)(e)*	761,704
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785		Aurora Foods Inc. (d)(e)*	0
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
4,109		Outsourcing Solutions Inc. (e)*	17,465
INFORMATION TECHNOLOGY — 0.1%
Communications Equipment — 0.1%
7,514		Motorola Inc.	158,470
Semiconductors & Semiconductor Equipment — 0.0%
829		Freescale Semiconductor Inc., Class B Shares *	25,873
		TOTAL INFORMATION TECHNOLOGY	184,343
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,169		McLeodUSA Inc., Class A Shares (e)*	0
12,250		Pagemart Wireless (c)(d)(e)*	123

See Notes to Schedule of Investments.

10

Managed High Income Portfolio Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006
Shares	Security	Value
	TOTAL TELECOMMUNICATION SERVICES	$123
	TOTAL COMMON STOCKS (Cost — $3,392,736)	963,635
CONVERTIBLE PREFERRED STOCKS — 0.2%
TELECOMMUNICATION SERVICES — 0.2%
Wireless Telecommunication Services — 0.2%
12,000	Crown Castle International Corp., 6.250% due 8/15/12
	(Cost — $347,097)	654,000
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
8,800	Ford Motor Co., Notes, 7.500%	148,896
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
100	Preferred Plus, Series FRD-1, 7.400%	1,602
8,500	Saturns, Series F 2003-5, 8.125%	154,190
	TOTAL FINANCIALS	155,792
	TOTAL PREFERRED STOCKS (Cost — $307,080)	304,688
Warrants
WARRANTS — 0.0%
1,005	Cybernet Internet Services International Inc., Expires 7/1/09(c)(d)(e)*	0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(c)(d)(e)*	0
720	IWO Holdings Inc., Expires 1/15/11(c)(d)(e)*	0
750	Jazztel PLC, Expires 7/15/10*	0
1,040	Merrill Corp., Class B Shares, Expires 5/1/09(c)(d)(e)*	0
150	Pliant Corp., Expires 6/1/10(c)(d)(e)*	2
4,125	RSL Communications Ltd., Class A Shares, Expires 11/15/06(d)(e)*	0
2,460	Viasystems Group Inc., Expires 1/31/10(d)(e)*	0
	TOTAL WARRANTS (Cost — $261,060)	2
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $301,705,379)	301,831,136
Face Amount
SHORT-TERM INVESTMENT — 3.1%
Repurchase Agreement — 3.1%
$9,638,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated
	5/31/06, 5.020% due 6/1/06; Proceeds at maturity — $9,639,344; (Fully
	collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value —
	$9,832,623)
	(Cost — $9,638,000)	9,638,000
	TOTAL INVESTMENTS — 99.0% (Cost — $311,343,379#)	311,469,136
	Other Assets in Excess of Liabilities — 1.0%	3,186,726
	TOTAL NET ASSETS — 100.0%	$314,655,862

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	Rating by Moody's Investors Service.
(g)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 12 and 13 for definitions of ratings.

See Notes to Schedule of Investments.

11

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) —Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

12

Bond Ratings (unaudited) (continued)

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Rating Service.

13

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Managed High Income Portfolio Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 15,836,549
Gross unrealized depreciation	(15,710,792)
Net unrealized appreciation	$ 125,757

At May 31, 2006, the Fund held one loan participation with a total cost of $3,000,000 and a total market value of $3,012,990.

14

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Income Portfolio Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer Date: July 28, 2006

By /s/ Kaprel Ozsolak Kaprel Ozsolak Chief Financial Officer Date: July 28, 2006